SEGMENT INFORMATION (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Mar. 31, 2026 USD ($) segment	Dec. 31, 2025 segment
SEGMENT INFORMATION
Number of reportable segments | segment	1	1	3
General and administrative expenses | $	$ 659	$ 37,269